Basis of Presentation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in accumulated other comprehensive income (loss)
Balance at the beginning of the period	$ 2,104	$ 2,192	$ 2,358	$ 1,329	$ 1,329
Other comprehensive loss before reclassifications	(2,896)	(742)	(3,140)	(4)
Amounts reclassified from accumulated other comprehensive income (loss)	(88)	25	(98)	150
Other comprehensive income (loss)	(2,984)	(717)	(3,238)	146	1,029	3,570	(588)
Balance at the end of the period	$ (880)	$ 1,475	$ (880)	$ 1,475	$ 2,358	$ 1,329